Schedule of Trade and Other Receivables (Details) - AUD ($)	Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023
Trade And Other Payables
Related party receivable					$ 1,226,945
Related party-Loans Note 21	$ 633,773
Trade receivables- Related parties Note 21	799,737
Trade receivables, net	4,309,859	[1]	4,470,101	[1],[2]	3,210,308	[2]
Total current trade and other receivables	$ 5,743,369		$ 4,470,101		$ 4,437,253

[1]	Trade receivables are presented net of expected net credit loss of AUD$
[2]	Trade receivables are presented net of an allowance of AUD$138,000 and AUD$380,604 at June 30, 2024 and 2023, respectively.